Commitments and contingencies - Finance leases (Details) - Japanese Operating Leases with Call Options Arrangement - Boeing 737-800 aircraft € in Millions	12 Months Ended			120 Months Ended
	Mar. 31, 2020 EUR (€) aircraft	Mar. 31, 2019 EUR (€) aircraft	Mar. 31, 2018 EUR (€) aircraft	Mar. 31, 2014 aircraft
Operating and Finance leases
Period to exercise call option to purchase aircraft	10 years 6 months
Minimum future lease payments, number of aircrafts | aircraft	10	12	16
Minimum payments	€ 178.9	€ 200.1	€ 329.1
Less amounts allocated to future financing costs		(0.7)	(2.9)
Present value of minimum lease payments	178.9	199.4	326.2
Euro Member Countries, Euro
Operating and Finance leases
Number of aircraft accounted as finance lease | aircraft				30
Period of euro denominated Japanese operating lease with call options				13 years
Calculated Present Value
Operating and Finance leases
Minimum payments	172.1	186.4	303.1
Less amounts allocated to future financing costs		(0.6)	(2.7)
Present value of minimum lease payments	172.1	185.8	300.4
Less than one year
Operating and Finance leases
Minimum payments	178.9	21.4	129.4
Less than one year | Calculated Present Value
Operating and Finance leases
Minimum payments	€ 172.1	20.9	124.5
Between one and five years
Operating and Finance leases
Minimum payments		178.7	199.7
Between one and five years | Calculated Present Value
Operating and Finance leases
Minimum payments		€ 165.5	€ 178.6